Unaudited Condensed Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Thousands	Class A ordinary shares [member]	Class B ordinary shares [member]	Ordinary shares [member]	Series Seed-1 Preferred Shares [member]	Series Seed-2 Preferred Shares [member]	Series A Preferred Shares [member]	Share premium [member]	Share- based compensation reserve [member]	Translation reserve [member]	Other reserves [member]	Accumulated losses [member]	Treasury shares [member]	Total
Beginning balance at Dec. 31, 2021			¥ 7	¥ 5	¥ 4	¥ 6	¥ 1,046,621	¥ 73,265	¥ 16,251	¥ 823,753	¥ (2,834,180)	¥ (91,841)	¥ (966,109)
Loss for the period											(1,298,496)		(1,298,496)
Foreign currency translation adjustment, net of nil income taxes									(177,575)				(177,575)
Total comprehensive income for the period									(177,575)		(1,298,496)		(1,476,071)
Share-based compensation expenses								325,429					325,429
Changes in Equity			1				14,949	325,429		79,512		(59,827)	360,064
Ending balance at Dec. 31, 2022			8	5	4	6	1,061,570	398,694	(161,324)	903,265	(4,132,676)	(151,668)	(2,082,116)
Exercise of warrants to subscribe for convertible redeemable and non-redeemable preferred shares										79,512			79,512
Issuance of new ordinary shares			1				13,442						13,443
Repurchase of ordinary shares												(44,442)	(44,442)
Repurchase of redeemable preferred shares												(20,358)	(20,358)
Sales of treasury shares							1,507					4,973	6,480
Deemed distribution to a preferred shareholder													0
Loss for the period											(1,949,101)		(1,949,101)
Foreign currency translation adjustment, net of nil income taxes									(73,323)				(73,323)
Total comprehensive income for the period									(73,323)		(1,949,101)		(2,022,424)
Share-based compensation expenses								931,784					931,784
Changes in Equity							42,550	931,784		111,055	(32,767)		1,052,622
Ending balance at Dec. 31, 2023			8	5	4	6	1,104,120	1,330,478	(234,647)	1,014,320	(6,114,544)	(151,668)	(3,051,918)
Exercise of warrants to subscribe for convertible redeemable and non-redeemable preferred shares							31			111,055			111,086
Issuance of new ordinary shares							42,519						42,519
Deemed distribution to a preferred shareholder											(32,767)		(32,767)
Loss for the period											(881,700)		(881,700)
Foreign currency translation adjustment, net of nil income taxes									(33,782)				(33,782)
Total comprehensive income for the period									(33,782)		(881,700)		(915,482)
Cancellation of other financial instruments issued to an investor										4,526			4,526
Share-based compensation expenses								291,900					291,900
Changes in Equity								291,900		4,526			296,426
Ending balance at Jun. 30, 2024			8	5	4	6	1,104,120	1,622,378	(268,429)	1,018,846	(6,996,244)	(151,668)	(3,670,974)
Beginning balance at Dec. 31, 2023			8	5	4	6	1,104,120	1,330,478	(234,647)	1,014,320	(6,114,544)	(151,668)	(3,051,918)
Loss for the period											(2,516,808)		(2,516,808)
Foreign currency translation adjustment, net of nil income taxes									38,364				38,364
Total comprehensive income for the period									38,364		(2,516,808)		(2,478,444)
Cancellation of other financial instruments issued to an investor													4,500
Share-based compensation expenses								1,187,867					1,187,867
Surrender of Class A ordinary shares										(4,528)			(4,528)
Changes in Equity	¥ 54	¥ 4	(8)	(5)	(4)	(6)	11,646,478	793,672		4,528		151,668	12,596,381
Ending balance at Dec. 31, 2024	54	4					12,750,598	2,124,150	(196,283)	1,018,848	(8,631,352)		7,066,019
Deemed distribution to a preferred shareholder													0
Issuance of ordinary shares to settle vested restricted share units			6				(6)
Withholding of vested RSUs to satisfy income tax requirements upon settlement of vested RSUs								(394,195)					(394,195)
Bonus element in issuance of ordinary shares to Series D and Series D+ preferred shareholders			1										1
Cancellation of treasury shares	(1)						(151,667)					¥ 151,668
Issuance of Class A ordinary shares relating to initial public offering and exercise of over-allotment option, net of commissions and other listing expenses	6						3,149,258						3,149,264
Re-designation before the completion of the IPO	11	4	¥ (15)
Conversion of preferred shares into Class A and Class B ordinary shares	38			¥ (5)	¥ (4)	¥ (6)	8,648,893						8,648,916
Loss for the period											(791,517)		(791,517)
Foreign currency translation adjustment, net of nil income taxes									(29,075)				(29,075)
Total comprehensive income for the period									(29,075)		(791,517)		(820,592)
Share-based compensation expenses								219,522					219,522
Issuance of Class A ordinary shares to settle vested RSUs	3						(3)
Class A ordinary shares issued to depositary bank	4						(4)
Issuance of Class A ordinary shares for exercise of share options	1						49,652						49,653
Withholding of vested RSUs to satisfy income tax requirements upon settlement of vested RSUs								(50,846)					(50,846)
Changes in Equity	8						49,645	168,676					218,329
Ending balance at Jun. 30, 2025	¥ 62	¥ 4					¥ 12,800,243	¥ 2,292,826	¥ (225,358)	¥ 1,018,848	¥ (9,422,869)		¥ 6,463,756